Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2023	2022
U.K. R&D tax credit	$9,558	$15,232
Prepaid research and development	1,074	3,473
Prepaid insurance	690	1,151
VAT recoverable	793	771
Other current assets	1,979	2,615
	$14,094	$23,242